CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE EARNINGS (LOSS) (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Other comprehensive income that will be reclassified to profit or loss, tax	$ 0	$ 0